OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,
	2018	2019

Government authorities	$6,573	$5,168
Deferred charges and prepaid expenses	3,186	3,639
Deposits receivable	367	532
Advances to suppliers	812	357
Hedging asset	5	372
Other	1,192	965

	$12,135	$11,033